UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21121
Investment Company Act File Number

Large-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Large-Cap Growth Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 3.2%
Lockheed Martin Corp.	12,500	$862,875
Rockwell Collins, Inc.	30,500	995,520
United Technologies Corp.	25,700	1,104,586

		$2,962,981

Air Freight & Logistics — 0.7%
FedEx Corp.	14,400	$640,656

		$640,656

Beverages — 3.8%
Coca-Cola Co. (The)	31,900	$1,402,005
PepsiCo, Inc.	40,850	2,102,958

		$3,504,963

Biotechnology — 5.6%
Amgen, Inc.(1)	17,000	$841,840
Biogen Idec, Inc.(1)	33,200	1,740,344
Celgene Corp.(1)	29,000	1,287,600
Gilead Sciences, Inc.(1)	28,200	1,306,224

		$5,176,008

Capital Markets — 3.1%
Invesco, Ltd.	61,000	$845,460
Morgan Stanley	48,400	1,102,068
Northern Trust Corp.	15,200	909,264

		$2,856,792

Chemicals — 1.6%
Monsanto Co.	17,900	$1,487,490

		$1,487,490

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	48,500	$1,241,600

		$1,241,600

Communications Equipment — 5.5%
Cisco Systems, Inc.(1)	140,200	$2,351,154
QUALCOMM, Inc.	69,200	2,692,572

		$5,043,726

Computers & Peripherals — 6.2%
Apple, Inc.(1)	19,500	$2,049,840
Hewlett-Packard Co.	56,500	1,811,390
International Business Machines Corp.	19,000	1,840,910

		$5,702,140

Security	Shares	Value
Construction & Engineering — 1.1%
Fluor Corp.	30,000	$1,036,500

		$1,036,500

Distributors — 1.4%
LKQ Corp.(1)	88,000	$1,255,760

		$1,255,760

Diversified Financial Services — 1.9%
CME Group, Inc.	4,000	$985,560
JPMorgan Chase & Co.	28,400	754,872

		$1,740,432

Electrical Equipment — 1.8%
Emerson Electric Co.	28,200	$805,956
First Solar, Inc.(1)	6,500	862,550

		$1,668,506

Electronic Equipment, Instruments & Components — 1.0%
Agilent Technologies, Inc.(1)	62,500	$960,625

		$960,625

Energy Equipment & Services — 2.7%
Halliburton Co.	70,600	$1,092,182
Schlumberger, Ltd.	35,000	1,421,700

		$2,513,882

Food & Staples Retailing — 3.4%
Walgreen Co.	47,000	$1,220,120
Wal-Mart Stores, Inc.	35,700	1,859,970

		$3,080,090

Food Products — 1.1%
Nestle SA	31,000	$1,047,315

		$1,047,315

Health Care Equipment & Supplies — 5.0%
Becton, Dickinson and Co.	22,500	$1,512,900
Covidien, Ltd.	31,000	1,030,440
Medtronic, Inc.	26,000	766,220
St. Jude Medical, Inc.(1)	35,100	1,275,183

		$4,584,743

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.(1)	86,000	$955,460

		$955,460

Household Products — 1.9%
Colgate-Palmolive Co.	29,000	$1,710,420

		$1,710,420

Security	Shares	Value
Industrial Conglomerates — 1.0%
3M Co.	18,700	$929,764

		$929,764

Internet Software & Services — 4.6%
Google, Inc., Class A(1)	8,000	$2,784,480
Yahoo!, Inc.(1)	109,500	1,402,695

		$4,187,175

IT Services — 3.0%
Cognizant Technology Solutions Corp.(1)	68,000	$1,413,720
MasterCard, Inc., Class A	7,900	1,323,092

		$2,736,812

Machinery — 1.3%
Deere & Co.	36,200	$1,189,894

		$1,189,894

Media — 2.8%
Discovery Communications, Inc., Class A(1)	85,600	$1,371,312
Walt Disney Co.	65,300	1,185,848

		$2,557,160

Metals & Mining — 3.5%
BHP Billiton, Ltd., ADR	22,000	$981,200
Freeport-McMoRan Copper & Gold, Inc.	34,800	1,326,228
Nucor Corp.	23,900	912,263

		$3,219,691

Oil, Gas & Consumable Fuels — 5.2%
Devon Energy Corp.	22,600	$1,009,994
Exxon Mobil Corp.	13,682	931,744
Hess Corp.	26,400	1,430,880
Occidental Petroleum Corp.	24,800	1,380,120

		$4,752,738

Pharmaceuticals — 3.2%
Abbott Laboratories	20,500	$977,850
Bristol-Myers Squibb Co.	53,300	1,168,336
Johnson & Johnson	15,500	815,300

		$2,961,486

Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	17,500	$1,052,625

		$1,052,625

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 7.3%
ASML Holding NV	72,900	$1,276,479
Atheros Communications, Inc.(1)	59,000	864,940
Broadcom Corp., Class A(1)	47,000	939,060
Intel Corp.	87,000	1,309,350
Linear Technology Corp.	40,800	937,584
NVIDIA Corp.(1)	136,000	1,340,960

		$6,668,373

Software — 5.6%
McAfee, Inc.(1)	43,000	$1,440,500
Microsoft Corp.	111,420	2,046,786
Oracle Corp.(1)	89,500	1,617,265

		$5,104,551

Specialty Retail — 4.0%
Bed Bath & Beyond, Inc.(1)	35,500	$878,625
Best Buy Co., Inc.	44,400	1,685,424
Staples, Inc.	62,300	1,128,253

		$3,692,302

Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc., Class B	19,900	$933,111

		$933,111

Tobacco — 1.4%
Philip Morris International, Inc.	36,300	$1,291,554

		$1,291,554

Total Common Stocks (identified cost $105,445,921)		$90,447,325

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(2)	$2,205	$2,205,290

Total Short-Term Investments (identified cost $2,205,290)		$2,205,290

Total Investments — 100.8% (identified cost $107,651,211)		$92,652,615

Other Assets, Less Liabilities — (0.8)%		$(692,132)

Net Assets — 100.0%		$91,960,483

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $1,024.

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,759,589

Gross unrealized appreciation	$4,086,157
Gross unrealized depreciation	(19,193,131)

Net unrealized depreciation	$(15,106,974)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$91,605,300
Level 2	Other Significant Observable Inputs	1,047,315
Level 3	Significant Unobservable Inputs	—

Total		$92,652,615

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 21, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 21, 2009